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MML Fundamental Growth Fund
MML Fundamental Growth Fund
MML SERIES INVESTMENT FUND
MML Fundamental Growth Fund
(the “Fund”)
Supplement dated January 7, 2020 to the
Prospectus dated May 1, 2019 and the
Summary Prospectus dated May 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective March 2, 2020, Invesco Advisers, Inc. (“Invesco”) will replace Wellington Management Company LLP as the subadviser of the Fund.

Effective March 2, 2020, the Fund will change its name to MML Fundamental Equity Fund.

Effective March 2, 2020, the following information replaces the information for the Fund in the section titled Investment Objective (page 24 of the Prospectus): The Fund seeks a high total return.
Effective March 2, 2020, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (page 24 of the Prospectus):

The Fund invests primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser, Invesco Advisers, Inc. (“Invesco”), currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index (as of November 30, 2019, $566 million to $1,187.46 billion), although it may purchase stocks of companies with any market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

Invesco uses fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends, and general economic conditions may also be considered. The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models. Quantitative models are used as part of the idea generation process to rank securities within each sector to identify potential buy and sell candidates for further fundamental analysis.

The Fund aims to maintain a broadly diversified portfolio across major economic sectors by applying investment parameters for both sector and position size. Invesco uses the following sell criteria: the stock price is approaching its target, deterioration in the company’s competitive position, poor execution by the company’s management, or identification of more attractive alternative investment ideas.

Effective March 2, 2020, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 24 of the Prospectus):

Quantitative Models Risk The portfolio managers use quantitative models as part of the idea generation process. Quantitative models are based upon many factors that measure individual securities relative to each other. Such models may not produce the intended results and can be adversely affected by errors or imperfections in the factors or the data on which measurements are based, changing sources of market return or market risk, or any technical issues with or errors in the design, construction, implementation, or maintenance of the models.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock the investment adviser or subadviser judges to be undervalued may actually be appropriately priced.

Average Annual Total Returns (for the periods ended December 31, 2018)
Effective March 2, 2020, the following information replaces similar information for the Fund found in the Average Annual Total Returns table under the heading Performance Information in the section titled Investments, Risks, and Performance (page 27 of the Prospectus):

Average Annual Returns - MML Fundamental Growth Fund		1 Year	5 Years	Since Inception	Inception Date
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(4.38%)	8.49%	12.89%	Dec. 08, 2011
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		(1.51%)	10.40%	14.16%	Dec. 08, 2011
[1]	Going forward, the Fund's performance benchmark index will be the S&P 500 Index rather than the Russell 1000 Growth Index because the S&P 500 Index more closely represents the Fund's investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE